Share-Based Payment (Details) - Schedule of RSUs to Services Providers and Advisers Outstanding - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment (Details) - Schedule of RSUs to Services Providers and Advisers Outstanding [Line Items]
Number of Warrants, Beginning Balance	1,727,842	2,002,587
Number of RSUs, Granted		1,016,854	2,658,188
Number of RSUs, Forfeited	67,087	65,626
Number of RSUs, Vested	1,215,615	1,225,973	655,601
Number of RSUs, RSUs outstanding	445,140	1,727,842	2,002,587
Number of RSUs, RSU’s Vested	3,097,189	1,881,574	655,601
Number of RSUs, Share-based payment expenses (in Dollars)	$ 1,352	$ 4,618	$ 6,014
Restricted Stock Units (RSUs) [Member]
Share-Based Payment (Details) - Schedule of RSUs to Services Providers and Advisers Outstanding [Line Items]
Number of Warrants, Beginning Balance	18,266	10,000
Number of RSUs, Granted		22,500	10,000
Number of RSUs, Vested	10,833	14,234
Number of RSUs, RSUs outstanding	7,433	18,266	10,000
Number of RSUs, RSU’s Vested	25,067	14,234
Number of RSUs, Share-based payment expenses (in Dollars)	$ 9	$ 33	$ 16